STOCK-BASED COMPENSATION - Schedule of Activity of Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of options
Outstanding, Beginning balance (in shares)	16,081
Granted (in shares)	31,608
Exercised (in shares)	0
Outstanding, Ending balance (in shares)	45,423	16,081
Exercisable, Ending balance (in shares)	45,423
Weighted average exercise price
Outstanding, Beginning balance (in usd per share)	$ 169.84
Granted (in usd per share)	16.66
Exercised (in usd per share)	$ 0
Outstanding, Ending balance (in usd per share)		$ 169.84
Weighted average remaining contractual term (years)
Outstanding (years)	7 years 11 months 1 day	4 years 8 months 15 days
Exercisable (years)	7 years 11 months 1 day